CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jan. 02, 2016	Jan. 03, 2015
Current assets:
Cash and cash equivalents	$ 90,782	$ 104,671
Receivables, net	597,788	579,825
Inventories, net	4,174,768	3,936,955
Other current assets	77,408	119,589
Total current assets	4,940,746	4,741,040
Property and equipment, net of accumulated depreciation	1,434,577	1,432,030
Goodwill	989,484	995,426
Intangible assets, net	687,125	748,125
Other assets, net	82,633	45,737
Assets, Total	8,134,565	7,962,358
Current liabilities:
Current portion of long-term debt	598	582
Accounts payable	3,203,922	3,095,365
Accrued expenses	553,163	520,673
Other current liabilities	39,794	37,796
Total current liabilities	3,797,477	3,654,416
Long-term debt	1,213,161	1,636,311
Deferred income taxes	433,925	446,351
Other long-term liabilities	$ 229,354	$ 222,368
Commitments and Contingencies
Stockholders' equity:
Preferred stock, nonvoting, $0.0001 par value	$ 0	$ 0
Common stock, voting, $0.0001 par value	7	7
Additional paid-in capital	603,332	562,945
Treasury stock, at cost	(119,709)	(113,044)
Accumulated other comprehensive income (loss)	(44,059)	(12,337)
Retained earnings	2,021,077	1,565,341
Total stockholders' equity	2,460,648	2,002,912
Liabilities and Stockholders' Equity, Total	$ 8,134,565	$ 7,962,358